TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables consisted of the following items as of December 31:

	2021	2020

Trade receivables (gross)*	838	769
Expected credit losses**	(159)	(225)
Trade receivables (net)	679	544

Other receivable, net of expected credit losses allowance	11	28
Total trade and other receivables	690	572
* Includes contract assets (unbilled receivables), see Note 3 for further details
** Certain comparative amounts have been reclassified, refer to Note 24 for further details.

Schedule of movements in the allowance for expected credit losses
The following table summarizes the movement in the allowance for expected credit losses for the years ended December 31:

	2021	2020

Balance as of January 1	225	198

Accruals for expected credit losses	35	76
Recoveries	(9)	(13)
Accounts receivable written off	(28)	(17)
Reclassification as held for sale	(56)	—
Foreign currency translation adjustment	(4)	(19)
Other movements	(4)	—

Balance as of December 31	159	225

Schedule of aging of trade receivables
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

			Days past due
	Contract assets	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2021
Expected loss rate, %	0.0%	1.8%	3.6%	33.3%	95.7%
Trade receivables	49	550	56	45	138	838
Expected credit losses	—	(10)	(2)	(15)	(132)	(159)

Trade receivables, net	49	540	54	30	6	679

December 31, 2020
Expected loss rate, %	1.0%	1.3%	13.6%	88.9%	100.0%
Trade receivables	41	468	44	27	189	769
Expected credit losses	—	(6)	(6)	(24)	(189)	(225)

Trade receivables, net	41	462	38	3	—	544